BUSINESS ACQUISITIONS - Acquisition in Shanghai Jinfeng Kindergarten (Details) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchase price allocation of acquisitions
Goodwill		$ 42,102,000	$ 42,102,000	$ 46,147,000
Shanghai Jinfeng Kindergarten
Purchase price allocation of acquisitions
Non-controlling interest			$ 0
Fair value of the acquired net assets plus Percentage			45.00%
Shanghai Jinfeng Kindergarten
Business Acquisition [Line Items]
Percentage of equity interest	55.00%
Purchase price allocation of acquisitions
Cash and cash equivalents	$ 426,000
Other current assets	162,000
Operating lease right-of-use assets	4,326,000
Other current liabilities	0
Deferred tax liabilities	0
Operating lease liabilities	0
Non-controlling interest	(480,000)
Goodwill	391,000
Additional paid in capital	(540,000)
Total	$ 0
Depreciation or amortization period	3 days 4 hours
Net revenue		0
Pre-tax net income		$ 225,000
Shanghai Jinfeng Kindergarten | Student base
Purchase price allocation of acquisitions
Intangible assets: Student base	$ 188,000
Shanghai Jinfeng Kindergarten | Minimum
Business Acquisition [Line Items]
Percentage of equity interest	100.00%
Shanghai Jinfeng Kindergarten | Maximum
Business Acquisition [Line Items]
Percentage of equity interest	55.00%
Shanghai Jinfeng Kindergarten | Shanghai Jinfeng Kindergarten
Purchase price allocation of acquisitions
Fair value of the acquired net assets plus Percentage			45.00%